OTHER ASSETS, INCOME AND EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets
Other assets as at December 31, 2021 consist of the following:

	2021	2020
	$	$
Long-term investments	48,560	23,925
Investments accounted for using the equity method	258,408	40,266
Advisor and employee loans	36,422	36,470
Other related party loans	20,361	9,072
Other	19,436	15,009
	383,187	124,742